Note 3 - Debt (Details Textual)		1 Months Ended	12 Months Ended
	May 19, 2021 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jul. 07, 2021 USD ($)	Jun. 29, 2021 USD ($)	Apr. 12, 2021 USD ($)	Mar. 08, 2021 USD ($)
Proceeds from Issuance of Unsecured Debt			$ 1,690,385
Revolving Credit Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity								$ 10,000,000
Long-term Line of Credit, Total			$ 0
Revolving Credit Facility [Member] | JPMorgan Chase Bank N.A. [Member] | Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity							$ 20,000,000
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member] | Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 40,000,000
Long-term Line of Credit, Total					$ 11,448,646	$ 0
Debt Instrument, Covenant, Borrowing Limit as Percent of Accounts Receivable	85.00%
Debt Instrument, Covenant, Borrowing Limit, Factor Multiplied by the Net Orderly Liquidating Value of Inventory, Percentage	85.00%
Debt Instrument, Covenant, Borrowing Limit, Factor Multiplied by the Net Orderly Liquidating Value of Equipment, Percentage	85.00%
Debt Instrument, Covenant, Borrowing Limit, Machinery and Equipment Component Limit	$ 5,000,000
Debt Instrument, Covenant, Fixed Charge Coverage Ratio	1.1
Line of Credit Facility, Maximum Borrowing Capacity, Maximum Conditional Increase	$ 10,000,000
Line of Credit Facility, Maximum Borrowing Capacity, Conditional Increase, Minimum Increments	$ 5,000,000
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member] | Subsequent Event [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	1.70%
Paycheck Protection Program CARES Act [Member]
Proceeds from Issuance of Unsecured Debt		$ 1,690,385